STOCKHOLDERS' EQUITY (Details Textual) - USD ($)		1 Months Ended						3 Months Ended			12 Months Ended
	Aug. 03, 2016	Apr. 26, 2017	Feb. 28, 2017	Jun. 23, 2016	Jun. 15, 2016	Aug. 31, 2014	May 30, 2014	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Mar. 18, 2016	Dec. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Private Placement								$ 17,854,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								1.27%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								2 years
Dividends, Preferred Stock											$ (1,034,000)
Preferred Stock, Dividend Rate, Percentage						6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								112.10%
Debt Inducement Of Conversion Of Convertible Debentures											$ 8,307,000	$ 0
Preferred Stock, Value, Issued										$ 0		$ 0	$ 0
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized								100,000,000		100,000,000	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Shares Issued						2,000
Preferred Stock, Shares Authorized						2,000
Credit and Guarantee Agreement [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01
December 2015 and March 2016 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Warrants Exercised											80,000
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.10
Note Conversion Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Inducement Of Conversion Of Convertible Debentures											$ 1,720,000
Brushy Resources, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase Of Common Stock Shares By Warrants Issued											200,000
Preferred Stock, Value, Issued									$ 0	$ 0		$ 0
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized									150,000,000	150,000,000		150,000,000	150,000,000
Common Stock, Par or Stated Value Per Share									$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Par or Stated Value Per Share										$ 0.001		$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Issued									0	0		0	0			12,711,986
Preferred Stock, Shares Authorized									10,000,000	10,000,000		10,000,000	10,000,000
Preferred Stock, Shares Outstanding									0	0		0	0
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.00	$ 2,542,397		$ 2,542,397
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,542,397	1.00		1.00
Class Of Warrant Or Right Outstanding Remaining Contractual Life									1 year	1 year 3 months 14 days
Term Of Warrants									2 years			2 years
Class Of Warrant Or Right Outstanding Intrinsic Value									$ 0	$ 0		$ 0
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									2,542,397	2,542,397		2,542,397
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				1,500,000								0
Share Price				$ 5.00
Fair Value Adjustment of Warrants							$ 1,350,000
Aggregate Value Of Warrants Issued							$ 7,500,000
Purchase Of Common Stock Warrant							155,602
Preferred Stock Value Stated Rate							1,000			1,000	1,000	1,000
Debt Instrument, Convertible, Conversion Price							$ 24.10
Deemed Value Of Beneficial Conversion Feature							$ 2,210,000
Deemed Dividend							3,560,000
Dividends, Preferred Stock											$ 0	$ 0
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 2,210,000
Preferred Stock, Value, Issued										$ 6,794,000	$ 0	6,794,000
Gain Loss On Conversion Of Convertible Preferred stock				$ 500,000
Dividends Payable				$ 900,000
Debt Instrument, Interest Rate, Effective Percentage							8.00%
Cumulative Dividends										$ 600,000		$ 600,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Par or Stated Value Per Share							$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued							7,500			7,500	0	7,500
Preferred Stock, Shares Authorized										10,000	10,000	10,000
Preferred Stock, Shares Outstanding										7,500	0	7,500
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 28.90
Series A Preferred Stock [Member] | Maximum [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 24.10
Series A Preferred Stock [Member] | Minimum [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 5.00
Redeemable Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Conversion Basis								The Redeemable Preferred Stock bears a 6% dividend per annum, payable quarterly, and is redeemable at face value (plus any accrued and unpaid dividends) at any time at the Companys option, or at the Holders option upon the Companys achievement of certain production and reserves thresholds. These thresholds include, the Companys annualized gross production average for 90 consecutive days at 2,500 BOE per day or higher or the Companys present value discounted at 10% of its proved developed producing properties filed with the Securities and Exchange Commission exceeds $50 million.
Gross Proceeds From Preferred Stock											$ 1,900,000	$ 1,200,000	$ 50,000,000
Dividends, Preferred Stock								$ 270,000			$ 240,000	$ 120,000
Preferred Stock, Dividend Rate, Percentage						6.00%
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Shares Issued						2,000
Preferred Stock, Shares Authorized						2,000
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues												0
Shares Issued, Price Per Share											$ 1.30
Proceeds from Issuance of Private Placement					$ 20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											0.78%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											2 years
Preferred Stock Value Stated Rate								1,000		1,000	1,000	1,000
Dividends, Preferred Stock											$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage		6.00%			6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											238.00%
Purchase Of Common Stock Shares By Warrants Issued											13,160,000
Convertible Preferred Stock Conversion Price								$ 1.10			$ 1.10
Preferred Stock, Value, Issued								$ 10,983,000		$ 0	$ 13,432,000	$ 0
Preferred Stock, Value, Outstanding								11,000,000			13,400,000
Conversion Of Cumulative Dividend Payable Into Common Stock								$ 100,000			$ 60,000
Conversion of Stock, Shares Converted								2,449			3,000
Cumulative Dividends								$ 700,000			$ 600,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Par or Stated Value Per Share								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued								14,379		0	16,828	0
Preferred Stock, Shares Authorized					20,000			20,000		20,000	20,000	20,000
Preferred Stock, Shares Outstanding								14,379		0	16,828	0
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 2.50
2013 and 2014 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During the Period, Exercise of Warrants											300,706
Class of Warrant or Right, Warrants Exercised											315,990
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											416,454
2013 and 2014 Warrants [Member] | Maximum [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 42.50
2013 and 2014 Warrants [Member] | Minimum [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights											25.00
May 2014 Private Placement [Member] | Maximum [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights											2.50
May 2014 Private Placement [Member] | Minimum [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.10
December 2015 and March 2016 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase Of Common Stock Warrant											620,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	1,650,000
Share Price	$ 1.12									$ 0.21	$ 3.10	$ 0.21
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.76%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years										2 years	2 years 1 month 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	203.00%
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 1,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value											$ 18,300,000
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50
Warrant [Member] | Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued, Price Per Share							$ 24.80
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							3 years
Deemed Value Of Beneficial Conversion Feature							$ 6.80
Gross Proceeds From Preferred Stock							$ 6,790,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							70.00%
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 8.40
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 28.90
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues												87,002
Dividends, Preferred Stock											$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities											6,778,115
Common Stock [Member] | Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities								2,300,000			2,700,000
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase Of Common Stock Shares By Warrants Issued					9,090,926
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.50
Private Placement [Member] | Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					20,000
Share Price			$ 6.30		$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.78%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					2 years
Preferred Stock, Dividend Rate, Percentage					6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					238.00%
Purchase Of Common Stock Shares By Warrants Issued								2,597,420
Convertible Preferred Stock Conversion Price					$ 1.10
Convertible Preferred Stock Beneficial Conversion Feature											$ 7,900,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants											$ 15,200,000
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.50		$ 2.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,600,000
Sale of Stock, Number of Shares Issued in Transaction			5,200,000
Conversion of Stock, Shares Issued			5,200,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			0.50
Sale of Stock, Price Per Share			$ 3.85
Proceeds from Issuance or Sale of Equity								$ 20,000,000
Private Placement [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues								5,194,821
Series B Purchase Agreement [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											2,850,000
Series B Purchase Agreement [Member] | Credit and Guarantee Agreement [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								738,638			3,500,000			672,000
Series B Purchase Agreement [Member] | Maximum [Member] | Credit and Guarantee Agreement [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 2.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											2,850,000
Series B Purchase Agreement [Member] | Minimum [Member] | Credit and Guarantee Agreement [Member]
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											672,000